Organization and Principal Activities (Details) - Schedule of Subsidiaries of the Company and VIEs	12 Months Ended
Dec. 31, 2023
Scienjoy Inc. [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	Cayman Islands
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Feb. 23, 2017
Scienjoy Pte. Ltd. (“Scienjoy SG”) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	Singapore
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Jul. 25, 2023
Scienjoy International Limited (“Scienjoy HK”) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	Hong Kong
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	May 18, 2017
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	Hong Kong
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Dec. 18, 2017
Golden Shield Enterprises Limited (“Golden Shield”) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	British Virgin Islands
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Sep. 28, 2021
Scienjoy Verse Tech Ltd (“Scienjoy Verse”) (a 51% owned subsidiary of Scienjoy SG through entrust agreement between Scienjoy SG and Mr Xiaowu He, Chief Executive Officer and Chairman of the Board) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	Dubai
Percentage of direct/indirect ownership	51.00%
Principal activities	Holding Company
Date of incorporation	Sep. 18, 2023
Scienjoy Meta Technology LLC (“Scienjoy Meta”) (a wholly owned subsidiary of Scienjoy Verse) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	Dubai
Percentage of direct/indirect ownership	51.00%
Principal activities	Metaverse business
Date of incorporation	Oct. 03, 2023
SJ Verse Global Media LLC (“SJ Verse”) (a 90% owned subsidiary of Scienjoy Verse) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	Dubai
Percentage of direct/indirect ownership	45.90%
Principal activities	Multi-channel network business
Date of incorporation	May 20, 2020
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Oct. 17, 2017
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Jul. 05, 2018
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Date of incorporation	Jun. 30, 2022
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	May 09, 2017
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Mar. 02, 2016
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Date of incorporation	Jul. 23, 2020
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Date of incorporation	Dec. 11, 2020
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Dec. 23, 2020
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Date of incorporation	Apr. 28, 2022
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Date of incorporation	Jan. 04, 2022
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Jan. 22, 2019
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Oct. 28, 2011
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY) [Memebr]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Apr. 18, 2016
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Jun. 16, 2015
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Aug. 08, 2016
‣ Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Sep. 22, 2016
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (a wholly owned subsidiary of QY) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Mar. 02, 2021
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Sep. 29, 2021
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Jul. 28, 2015
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Nov. 30, 2015
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Feb. 06, 2015
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	51.00%
Principal activities	Live streaming platform
Date of incorporation	Feb. 15, 2022
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Mar. 30, 2022
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Apr. 07, 2022
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Apr. 07, 2022
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Apr. 07, 2022
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Apr. 07, 2022
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Schedule of Subsidiaries of the Company and VIEs [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Apr. 07, 2022